CURRENT AND DEFERRED TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Tax losses	$ 81,155	$ 115,801
Total Deferred tax assets not recognized	$ 81,155	$ 115,801	$ 15,513